INTANGIBLE ASSETS AND GOODWILL	12 Months Ended
Dec. 31, 2023
Intangible Assets [Abstract]
INTANGIBLE ASSETS AND GOODWILL	INTANGIBLE ASSETS AND GOODWILL
ACCOUNTING POLICY
RECOGNITION AND MEASUREMENT, INCLUDING AMORTIZATION
Upon initial recognition, we measure intangible assets at cost unless they are acquired through a business combination, in which case they are measured at fair value. We begin amortizing intangible assets with finite useful lives when the asset is ready for its intended use. Subsequently, the asset is carried at cost less accumulated amortization and accumulated impairment losses.

Cost includes expenditures that are directly attributable to the acquisition of the asset. The cost of a separately acquired intangible asset comprises:
•its purchase price, including import duties and non-refundable purchase taxes, after deducting trade discounts and rebates; and
•any directly attributable cost of preparing the asset for its intended use.

Indefinite useful lives
We do not amortize intangible assets with indefinite lives, including spectrum licences, broadcast licences, and the Rogers and Fido brand names.

Finite useful lives
We amortize intangible assets with finite useful lives, other than acquired program rights, into "depreciation and amortization" on the Consolidated Statements of Income on a straight-line basis over their estimated useful lives as noted in the table below. We monitor and review the useful lives, residual values, and amortization methods at least once per year and change them if they are different from our previous estimates. We recognize the effects of changes in estimates in net income prospectively.

Intangible asset	Estimated useful life
Customer relationships	3 to 20 years
Brand names (Shaw)	3 years
Other intangible assets	15 to 20 years

Acquired program rights
Program rights are contractual rights we acquire from third parties to broadcast programs, including rights to broadcast live sporting events. We recognize them at cost less accumulated amortization and accumulated impairment losses. We capitalize "program rights" on the Consolidated Statements of Financial Position when the licence period begins and the program is available for use and amortize them to other external purchases in "operating costs" on the Consolidated Statements of Income over the expected exhibition period. If we have no intention to air programs, we consider the related program rights impaired and write them off. Otherwise, we test them for impairment as intangible assets with finite useful lives.
The costs for multi-year sports and television broadcast rights agreements are recognized in operating expenses during the applicable seasons based on the pattern in which the programming is aired or rights are expected to be consumed. To the extent that prepayments are made at the commencement of a multi-year contract towards future years' rights fees, these prepayments are recognized as intangible assets and amortized to operating expenses over the contract term. To the extent that prepayments are made for annual contractual fees within a season, they are included in "other current assets" on our Consolidated Statements of Financial Position, as the rights will be consumed within one year of the date of the financial statements.

Goodwill
We recognize goodwill arising from business combinations when the fair value of the separately identifiable assets we acquired and liabilities we assumed is lower than the consideration we paid (including the recognized amount of the non-controlling interest, if any). If the fair value of the consideration transferred is lower than that of the separately identified assets and liabilities, we immediately recognize the difference as a gain in net income.

IMPAIRMENT TESTING
We test intangible assets with finite useful lives for impairment whenever an event or change in circumstances indicates that their carrying amounts may not be recoverable. We test indefinite-life intangible assets and goodwill for impairment annually as at October 1, or more frequently if we identify indicators of impairment.

If we cannot estimate the recoverable amount of an individual intangible asset because it does not generate independent cash inflows, we test the entire cash-generating unit (CGU) to which it belongs for impairment.

Goodwill is allocated to CGUs (or groups of CGUs) based on the level at which management monitors goodwill, which cannot be higher than an operating segment. The allocation of goodwill is made to CGUs (or groups of CGUs) that are expected to benefit from the synergies and future growth of the business combinations from which the goodwill arose.

Recognition and measurement of an impairment charge
An intangible asset or goodwill is impaired if the recoverable amount is less than the carrying amount. The recoverable amount of a CGU or asset is the higher of its:
•fair value less costs to sell; and
•value in use.

If our estimate of the asset's or CGU's recoverable amount is less than its carrying amount, we reduce its carrying amount to the recoverable amount and recognize the loss in net income immediately.

We reverse a previously recognized impairment loss, except in respect of goodwill, if our estimate of the recoverable amount of a previously impaired asset or CGU has increased such that the impairment recognized in a previous year has reversed. The reversal is recognized by increasing the asset's or CGU's carrying amount to our new estimate of its recoverable amount. The carrying amount of the asset or CGU subsequent to the reversal cannot be greater than its carrying amount had we not recognized an impairment loss in previous years.

ESTIMATES
We use estimates in determining the recoverable amount of long-lived assets. The determination of the recoverable amount for the purpose of impairment testing requires the use of significant estimates, such as:
•future cash flows;
•terminal growth rates; and
•discount rates.

We estimate value in use for impairment tests by discounting estimated future cash flows to their present value. We estimate the discounted future cash flows for periods of up to five years, depending on the CGU, and a terminal value. The future cash flows are based on our estimates and expected future operating results of the CGU after considering economic conditions and a general outlook for the CGU's industry. Our discount rates consider market rates of return, debt to equity ratios, and certain risk premiums, among other things. The terminal value is the value attributed to the CGU's operations beyond the projected time period of the cash flows using a perpetuity rate based on expected economic conditions and a general outlook for the industry.

We determine fair value less costs to sell in one of the following two ways:
•analyzing discounted cash flows - we estimate the discounted future cash flows for five-year periods and a terminal value, similar to the value in use methodology described above, while applying assumptions consistent with those a market participant would make. Future cash flows are based on our estimates of expected future operating results of the CGU. Our estimates of future cash flows, terminal values, and discount rates consider similar factors to those described above for value in use estimates; or
•using a market approach - we estimate the recoverable amount of the CGU using multiples of operating performance of comparable entities and precedent transactions in that industry.
We make certain assumptions when deriving expected future cash flows, which may include assumptions pertaining to discount and terminal growth rates. These assumptions may differ or change quickly depending on economic conditions or other events. It is therefore possible that future changes in assumptions may negatively affect future valuations of CGUs and goodwill, which could result in impairment losses.

JUDGMENTS
We make significant judgments that affect the measurement of our intangible assets and goodwill.

Judgment is applied when deciding to designate our spectrum and broadcast licences as assets with indefinite useful lives since we believe the licences are likely to be renewed for the foreseeable future such that there is no limit to the period over which these assets are expected to generate net cash inflows. We make judgments to determine that these assets have indefinite lives, analyzing all relevant factors, including the expected usage of the asset, the typical life cycle of the asset, and anticipated changes in the market demand for the products and services the asset helps generate. After review of the competitive, legal, regulatory, and other factors, it is our view that these factors do not limit the useful lives of our spectrum and broadcast licences.

Judgment is also applied in choosing methods of amortizing our intangible assets and program rights that we believe most accurately represent the consumption of those assets and are most representative of the economic substance of the intended use of the underlying assets.

Finally, we make judgments in determining CGUs and the allocation of goodwill to CGUs or groups of CGUs for the purpose of impairment testing. For example, in Media, we have determined that goodwill is monitored and should be tested for impairment at the Media segment level as a whole, rather than at the underlying business by business level, based on the interdependencies across Media and how it sells and goes to market.

DETAILS OF INTANGIBLE ASSETS
The tables below summarize our intangible assets as at December 31, 2023 and 2022.

	Indefinite-life			Finite-life
(In millions of dollars)	Spectrum licences	Broadcast licences	Brand names	Customer relationships	Acquired program rights	Brand names	Other	Total intangible assets	Goodwill	Total intangible assets and goodwill
Cost
As at January 1, 2023	11,714	330	420	1,674	189	—	—	14,327	4,252	18,579
Accumulated impairment losses	—	(99)	(14)	—	(5)	—	—	(118)	(221)	(339)
Cost, net of impairment losses	11,714	231	406	1,674	184	—	—	14,209	4,031	18,240
Additions	3	—	—	—	74	—	—	77	—	77
Acquisitions from business combinations (note 3)	—	—	—	5,930	—	75	52	6,057	12,249	18,306
Disposals and other [1]	—	—	—	—	(63)	—	—	(63)	—	(63)
As at December 31, 2023	11,717	231	406	7,604	195	75	52	20,280	16,280	36,560

Accumulated amortization
As at January 1, 2023	—	—	270	1,627	61	—	—	1,958	—	1,958
Amortization [2]	—	—	—	398	70	19	2	489	—	489
Disposals and other [1]	—	—	—	—	(63)	—	—	(63)	—	(63)
As at December 31, 2023	—	—	270	2,025	68	19	2	2,384	—	2,384

Net carrying amount
As at January 1, 2023	11,714	231	136	47	123	—	—	12,251	4,031	16,282
As at December 31, 2023	11,717	231	136	5,579	127	56	50	17,896	16,280	34,176
[1] Includes disposals, impairments, reclassifications, and other adjustments.
2    Of the $489 million of total amortization, $70 million related to acquired program rights is included in other external purchases in "operating costs" (see note 7), and $419 million in "depreciation and amortization" on the Consolidated Statements of Income.

	Indefinite-life			Finite-life
(In millions of dollars)	Spectrum licences	Broadcast licences	Brand names	Customer relationships	Acquired program rights	Total intangible assets	Goodwill	Total intangible assets and goodwill
Cost
As at January 1, 2022	11,714	330	420	1,669	210	14,343	4,245	18,588
Accumulated impairment losses	—	(99)	(14)	—	(5)	(118)	(221)	(339)
Cost, net of impairment losses	11,714	231	406	1,669	205	14,225	4,024	18,249
Additions	—	—	—	5	47	52	7	59
Disposals and other [1]	—	—	—	—	(68)	(68)	—	(68)
As at December 31, 2022	11,714	231	406	1,674	184	14,209	4,031	18,240

Accumulated amortization
As at January 1, 2022	—	—	270	1,606	68	1,944	—	1,944
Amortization [2]	—	—	—	21	61	82	—	82
Disposals and other [1]	—	—	—	—	(68)	(68)	—	(68)
As at December 31, 2022	—	—	270	1,627	61	1,958	—	1,958

Net carrying amount
As at January 1, 2022	11,714	231	136	63	137	12,281	4,024	16,305
As at December 31, 2022	11,714	231	136	47	123	12,251	4,031	16,282
[1] Includes disposals, impairments, reclassifications, and other adjustments.
2    Of the $82 million of total amortization, $61 million related to acquired program rights is included in other external purchases in "operating costs" (see note 7), and $21 million in "depreciation and amortization" on the Consolidated Statements of Income.

ANNUAL IMPAIRMENT TESTING
For purposes of testing goodwill for impairment, our CGUs, or groups of CGUs, significantly correspond to our operating segments as disclosed in note 5. Our Cable operating segment as disclosed in note 5 is composed of our Cable East (legacy Rogers) and Cable West (legacy Shaw) CGUs (collectively the "Cable group" in the table below) and our Satellite CGU.

Below is an overview of the methods and key assumptions we used in 2023, as of October 1, to determine recoverable amounts for CGUs, or groups of CGUs, with indefinite-life intangible assets or goodwill that we consider significant.

(In millions of dollars, except periods used and rates)
	Carrying value of goodwill	Carrying value of indefinite-life intangible assets	Recoverable amount method	Period of projected cash flows (years)	Terminal growth rates (%)	Pre-tax discount rates (%)

Wireless	1,634	11,851	Value in use	5	2.0	8.5
Cable group	13,598	—	Value in use	5	1.0	7.9
Media group	969	232	Fair value less cost to sell	5	2.0	13.2

Our fair value measurement for Media is classified as Level 3 in the fair value hierarchy.

We did not recognize an impairment charge related to our goodwill or intangible assets in 2023 or 2022 because the recoverable amounts of the CGUs, or groups of CGUs, exceeded their carrying values.